Notes Payable and Revolving Credit Agreement (Details) - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Millions	1 Months Ended
	Dec. 30, 2022	Dec. 31, 2023
Notes Payable and Revolving Credit Agreement [Abstract]
Bears interest		1.90%
Amount of revolving credit agreement	$ 3.0